SHARE CAPITAL (Schedule of Offering of Securities with H.C. Wainwright) (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2021 USD ($) $ / shares shares
Statement Line Items [Line Items]
Share Capital Number | shares	19,014,504
Share Capital Amount | $	$ 10,497
Common Share Equivalents | shares	11,500,000
Common Share Purchase Warrants	$ 15,257,252
Conversion price of Common Share Equivalents	$ 0.0001
June, 2020 Offering [Member]
Statement Line Items [Line Items]
Share Capital Number | shares	6,500,000
Share Capital Amount | $	$ 18,000
Common Share Equivalents | shares	11,500,000
Common Share Purchase Warrants	$ 9,000,000
Conversion price of the Warrants	$ 1.00
Allocation to warrant derivative liability [Member]
Statement Line Items [Line Items]
Share Capital Amount | $	$ (9,709)
May, 2020 Offering [Member]
Statement Line Items [Line Items]
Share Capital Number | shares	5,514,504
Share Capital Amount | $	$ 2,000
Common Share Purchase Warrants	$ 2,757,252
Conversion price of the Warrants	$ 0.30
Allocation to warrant derivative liability [Member]
Statement Line Items [Line Items]
Share Capital Amount | $	$ (508)
March, 2020 Offering [Member]
Statement Line Items [Line Items]
Share Capital Number | shares	7,000,000
Share Capital Amount | $	$ 1,190
Common Share Purchase Warrants	$ 3,500,000
Conversion price of the Warrants	$ 0.19
Allocation to warrant derivative liability [Member]
Statement Line Items [Line Items]
Share Capital Amount | $	$ (476)